Label	Element	Value
Document And Entity Information Elements	ck0001704174_DocumentDocumentAndEntityInformationAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Jan. 14, 2020
Registrant Name	dei_EntityRegistrantName	Procure ETF Trust I
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A
Central Index Key	dei_EntityCentralIndexKey	0001704174
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Jan. 14, 2020
Document Effective Date	dei_DocumentEffectiveDate	Jan. 24, 2020
Prospectus Date	rr_ProspectusDate	Jan. 14, 2020